Securities (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) security	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Securities [Abstract]
Debt securities in unrealized loss position in the less than twelve months category | security	39
Debt securities in unrealized loss position in the twelve months or more category | security	162
Impairment of investments	$ 0
Gross realized gains	354	$ 284	$ 626
Gross realized losses	6	0	0
Proceeds from sale of securities	15,612	110,748	$ 44,976
Available-for-sale Securities Pledged as Collateral	$ 213,065	$ 230,263